CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 1,742.3	$ 611.5
Restricted cash	13.5	10.2
Accounts receivable and prepaid assets	145.8	257.3
Inventories	1,370.3	1,243.2
Other current assets	16.6	4.5
Current assets	3,288.5	2,126.7
Non-current assets
Property, plant and equipment	8,289.4	7,968.6
Long-term investments	99.3	51.9
Other long-term assets	708.9	713.1
Deferred tax assets	25.0	5.3
Total assets	12,411.1	10,865.6
Current liabilities
Accounts payable and accrued liabilities	716.4	543.0
Current income tax payable	595.7	236.7
Current portion of long-term debt		199.9
Current portion of provisions	74.2	62.5
Other current liabilities	13.3	18.0
Current liabilities	1,399.6	1,060.1
Non-current liabilities
Long-term debt	738.2	1,235.5
Provisions	976.6	941.5
Other long-term liabilities	64.8	78.9
Deferred tax liabilities	537.8	549.0
Total liabilities	3,717.0	3,865.0
Equity
Common share capital	4,382.0	4,487.3
Contributed surplus	10,137.6	10,643.0
Accumulated deficit	(5,943.3)	(8,181.3)
Accumulated other comprehensive loss	(0.3)	(87.4)
Total common shareholders' equity	8,576.0	6,861.6
Non-controlling interests	118.1	139.0
Total equity	8,694.1	7,000.6
Commitments and contingencies
Subsequent events
Total liabilities and equity	$ 12,411.1	$ 10,865.6
Common shares
Common shares authorized	Unlimited	Unlimited
Common shares issued (shares)	1,199,843,037	1,229,125,606
Common shares outstanding (shares)	1,199,843,037	1,229,125,606